Property, plant and equipment - Impairment, disposals and pledged as security (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment Loss Reversal Of Impairment Loss Recognized In Profit Or Loss Excluding Non Current Financial Assets	$ 25,768	$ 56,999
Growth rate used to extrapolate cash flow projections	2.30%
Property, plant and equipment pledged as security for outstanding bank loans and other payables	$ 284,012	278,796
Minimum
Disclosure of impairment loss and reversal of impairment loss [abstract]
EBITDA Margin	3.00%
Maximum
Disclosure of impairment loss and reversal of impairment loss [abstract]
EBITDA Margin	27.00%
Puertollano silicon metal project
Disclosure of impairment loss and reversal of impairment loss [abstract]
Carrying value of facility before impairment analysis	$ 30,039
Impairment Loss Reversal Of Impairment Loss Recognized In Profit Or Loss Excluding Non Current Financial Assets		5,515
Puertollano silicon metal project | Accumulated impairment
Disclosure of impairment loss and reversal of impairment loss [abstract]
Recoverable amount of asset or cash-generating unit	$ 56,100
Polokwane facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment Loss Reversal Of Impairment Loss Recognized In Profit Or Loss Excluding Non Current Financial Assets		(5,017)
Discount rate	23.10%
Cee Facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment Loss Reversal Of Impairment Loss Recognized In Profit Or Loss Excluding Non Current Financial Assets	$ 3,619	20,034
Boo Facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment Loss Reversal Of Impairment Loss Recognized In Profit Or Loss Excluding Non Current Financial Assets	1,570	11,559
Moi Rana Facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment Loss Reversal Of Impairment Loss Recognized In Profit Or Loss Excluding Non Current Financial Assets		15,749
Monzon Facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment Loss Reversal Of Impairment Loss Recognized In Profit Or Loss Excluding Non Current Financial Assets		5,915
Chateau Feuillet Facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges		5,994
Impairment Loss Reversal Of Impairment Loss Recognized In Profit Or Loss Excluding Non Current Financial Assets		5,994
Selma [Member]
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment Loss Reversal Of Impairment Loss Recognized In Profit Or Loss Excluding Non Current Financial Assets	21,008
Thaba [Member]
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment Loss Reversal Of Impairment Loss Recognized In Profit Or Loss Excluding Non Current Financial Assets		$ (2,750)
Other [Member]
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment Loss Reversal Of Impairment Loss Recognized In Profit Or Loss Excluding Non Current Financial Assets	$ (429)